ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2018
Accrued Liabilities Current and Other Liabilities Current [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
9.	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of March 31,
	2017	2018
	$	$

Accrued payroll	329	620
Accrued housing allowance	606	548
Accrued other social benefit	1,325	1,792
Deposits received from customers	20	17
Unbilled purchases from suppliers	178	238
Accrued audit fee	251	257
Others	344	510
	3,053	3,982